Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest and dividend income	SFr 2,474	SFr 2,234	SFr 2,426	SFr 4,708	SFr 5,013
Interest expense	(1,279)	(775)	(1,010)	(2,054)	(1,943)
Net interest income	1,195	1,459	1,416	2,654	3,070
Commissions and fees	2,230	2,601	3,158	4,831	6,895
Trading revenues	41	(36)	153	5	1,964
Other revenues	179	388	376	567	748
Net revenues	3,645	4,412	5,103	8,057	12,677
Provision for credit losses	64	(110)	(25)	(46)	4,369
Compensation and benefits	2,392	2,458	2,356	4,850	4,563
General and administrative expenses	2,005	2,148	1,589	4,153	2,965
Commission expenses	254	298	325	552	654
Goodwill impairment	23	0	0	23	0
Restructuring expenses	80	46	45	126	70
Total other operating expenses	2,362	2,492	1,959	4,854	3,689
Total operating expenses	4,754	4,950	4,315	9,704	8,252
Income/(loss) before taxes	(1,173)	(428)	813	(1,601)	56
Income tax expense/(benefit)	419	(151)	566	268	40
Net income/(loss)	(1,592)	(277)	247	(1,869)	16
Net income/(loss) attributable to noncontrolling interests	1	(4)	(6)	(3)	15
Net income/(loss) attributable to shareholders	SFr (1,593)	SFr (273)	SFr 253	SFr (1,866)	SFr 1
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.60)	SFr (0.10)	SFr 0.10	SFr (0.71)	SFr 0.00
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.60)	SFr (0.10)	SFr 0.10	SFr (0.71)	SFr 0.00
Bank
Interest and dividend income				SFr 4,685	SFr 4,987
Interest expense				(2,000)	(1,874)
Net interest income				2,685	3,113
Commissions and fees				4,806	6,926
Trading revenues				(46)	1,924
Other revenues				685	919
Net revenues				8,130	12,882
Provision for credit losses				(47)	4,373
Compensation and benefits				4,241	4,096
General and administrative expenses				4,995	3,664
Commission expenses				552	654
Goodwill impairment				23	0
Restructuring expenses				120	80
Total other operating expenses				5,690	4,398
Total operating expenses				9,931	8,494
Income/(loss) before taxes				(1,754)	15
Income tax expense/(benefit)				221	6
Net income/(loss)				(1,975)	9
Net income/(loss) attributable to noncontrolling interests				(1)	(103)
Net income/(loss) attributable to shareholders				SFr (1,974)	SFr 112